Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Additional Information (Detail) - Yguazu Cementos S.A. [member] - Discontinued operations [member]		12 Months Ended
	Aug. 21, 2020	Dec. 31, 2020
Statement [line items]
Proportion of ownership interest in subsidiary	51.00%
Percentage of total consideration collected		93.00%
Number of monthly installments		13 months
Bottom of Range [member]
Statement [line items]
Number of monthly installments due		January 2021
Top of range [member]
Statement [line items]
Number of monthly installments due		January 2022